Share Capital - Summary of Share Capital (Detail) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
5.5% Preference shares [Member]
Share capital issued
Opening number of shares	50,000	50,000
Closing number of shares	50,000	50,000	50,000
BHP Billiton Limited [Member]
Share capital issued
Opening number of shares	3,211,691,105	3,211,691,105	3,211,691,105
Purchase of shares by ESOP Trusts	(7,469,236)	(6,481,292)	(6,538,404)
Employee share awards exercised following vesting	7,339,522	6,945,570	6,846,091
Movement in treasury shares under Employee Share Plans	129,714	(464,278)	(307,687)
Closing number of shares	3,211,691,105	3,211,691,105	3,211,691,105
BHP Billiton Limited [Member] | Shares held by the public [member]
Share capital issued
Opening number of shares	3,211,623,973	3,211,159,695
Closing number of shares	3,211,494,259	3,211,623,973	3,211,159,695
BHP Billiton Limited [Member] | Treasury shares [member]
Share capital issued
Opening number of shares	67,132	531,410
Closing number of shares	196,846	67,132	531,410
BHP Billiton Limited [Member] | Special Voting share of no par value [Member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Billiton Limited [Member] | DLC Dividend share [Member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Billiton Plc [Member]
Share capital issued
Opening number of shares	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(679,223)	(225,646)	(17,000)
Employee share awards exercised following vesting	711,705	940,070	966,473
Movement in treasury shares under Employee Share Plans	(32,482)	(714,424)	(949,473)
Closing number of shares	2,112,071,796	2,112,071,796	2,112,071,796
BHP Billiton Plc [Member] | Shares held by the public [member]
Share capital issued
Opening number of shares	2,111,997,680	2,111,283,256
Closing number of shares	2,112,030,162	2,111,997,680	2,111,283,256
BHP Billiton Plc [Member] | Treasury shares [member]
Share capital issued
Opening number of shares	74,116	788,540
Closing number of shares	41,634	74,116	788,540
BHP Billiton Plc [Member] | Special Voting share of par value [Member]
Share capital issued
Opening number of shares	1	1
Closing number of shares	1	1	1
BHP Billiton Plc [Member] | 5.5% Preference shares [Member]
Share capital issued
Opening number of shares	50,000	50,000
Closing number of shares	50,000	50,000	50,000